TRADE RECEIVABLES, PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
TRADE RECEIVABLES, PREPAYMENTS AND OTHER RECEIVABLES	TRADE RECEIVABLES, PREPAYMENTS AND OTHER RECEIVABLES

Current	As at December 31, 2025	As at December 31, 2024
Trade and other receivables	$17,482	$11,445
VAT receivable	56,803	24,217
Prepayments	42,808	23,771
Total current trade receivables, prepayments, and other receivables	$117,093	$59,433

Non-current	As at December 31, 2025	As at December 31, 2024
VAT receivable	28,798	4,355
Total non-current trade receivables, prepayments, and other receivables	$28,798	$4,355
The carrying value of trade and other receivables approximate their fair value.